LONG-TERM INCENTIVE PLANS (Tables)	12 Months Ended
Dec. 31, 2023
LONG-TERM INCENTIVE PLANS
Summary of changes in restricted and performance shares

Balance on January 1, 2021	12,469,334
Granted	2,228,196
Cancelled	(1,755,522)
Exercised	(4,407,441)
Balance on December 31, 2021	8,534,567
Granted	5,922,879
Cancelled	(1,267,065)
Exercised	(2,377,494)
Balance on December 31, 2022	10,812,887
Granted	7,697,990
Share Bonus	664,433
Cancelled	(2,192,635)
Exercised	(2,674,136)
Balance on December 31, 2023	14,308,539